Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment	$ 917,913,428	$ 904,104,722	$ 872,667,210
Land
Property, plant and equipment	3,215,075	3,130,181
Machinery and equipment
Property, plant and equipment	$ 76,732	$ 228,081